Risk management (Details 3) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	R$ 3,957,000,000	R$ 3,122,000,000	R$ 2,200,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments	3,957,000,000	3,122,000,000	2,200,000,000
Financial assets measured at fair value in profit or loss for trading	65,921,000,000	45,199,000,000
Debt Instruments	44,871,000,000	23,801,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	49,000,000	44,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	21,001,000,000	21,354,000,000	32,840,000,000
Financial assets measured at fair value in other comprehensive income	105,186,000,000		105,338,000,000
Interestearning Assets Financial Assets Measured At Fair Value Through Profit Or Loss Debt Instruments	105,186,000,000
Financial Assets Measured at Amortized Cost [Default Label]	689,466,000,000	644,787,000,000	452,463,000,000
Loans and Other Amounts with Credit Institutions	82,592,000,000	79,643,000,000	71,644,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	547,142,000,000	513,708,000,000	360,990,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	59,732,000,000	51,436,000,000	19,829,000,000
Interestearning Assets Total	864,530,000,000	845,027,000,000	674,228,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	36,729,000,000	37,609,000,000	81,423,000,000
InterestEarningAssetsFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	19,730,000,000	24,828,000,000	36,270,000,000
Short Positions	16,999,000,000	12,781,000,000	45,153,000,000
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCost	726,466,000,000	746,898,000,000	515,035,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	97,782,000,000	134,563,000,000	70,378,000,000
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCostCustomerDeposits	502,206,000,000	491,898,000,000	367,695,000,000
Bonds and securities	107,063,000,000	100,933,000,000	63,842,000,000
Debt Instruments Eligible to Capital	19,415,000,000	19,504,000,000	13,120,000,000
Interestbearing Liabilities Total	763,195,000,000	784,507,000,000	596,458,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result		151,919,000,000	439,000,000
[custom:InterestEarningAssetsFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultDebitInstruments-0]		151,919,000,000	439,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			113,788,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Debt Instruments			79,784,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Equity Instruments			1,164,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments			105,266,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments			72,000,000
Above 5 years [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	3,957,000,000	3,122,000,000	1,747,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments	3,957,000,000		1,747,000,000
Financial assets measured at fair value in profit or loss for trading	25,998,000,000	12,447,000,000
Debt Instruments	22,222,000,000	9,963,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments		3,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	3,776,000,000	2,481,000,000	3,629,000,000
Financial assets measured at fair value in other comprehensive income	22,466,000,000		22,430,000,000
Interestearning Assets Financial Assets Measured At Fair Value Through Profit Or Loss Debt Instruments	22,466,000,000
Financial Assets Measured at Amortized Cost [Default Label]	113,717,000,000	102,292,000,000	63,844,000,000
Loans and Other Amounts with Credit Institutions
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	96,884,000,000	94,368,000,000	61,795,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	16,833,000,000	7,924,000,000	2,049,000,000
Interestearning Assets Total	166,138,000,000	150,669,000,000	105,728,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	3,417,000,000	2,703,000,000	3,515,000,000
InterestEarningAssetsFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	3,417,000,000	2,703,000,000	3,515,000,000
Short Positions
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCost	31,518,000,000	31,897,000,000	16,667,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	7,903,000,000	4,035,000,000	3,031,000,000
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCostCustomerDeposits	26,000,000	24,000,000	203,000,000
Bonds and securities	4,174,000,000	8,334,000,000	313,000,000
Debt Instruments Eligible to Capital	19,415,000,000	19,504,000,000	13,120,000,000
Interestbearing Liabilities Total	34,935,000,000	34,600,000,000	20,182,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result		32,808,000,000
[custom:InterestEarningAssetsFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultDebitInstruments-0]		32,808,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			17,707,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Debt Instruments			14,078,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Equity Instruments
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments			22,430,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
Range 0 To 30 Days [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments
Financial assets measured at fair value in profit or loss for trading	5,032,000,000	5,573,000,000
Debt Instruments	311,000,000	355,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	19,000,000	21,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	4,702,000,000	5,197,000,000
Financial assets measured at fair value in other comprehensive income	37,965,000,000		3,455,000,000
Interestearning Assets Financial Assets Measured At Fair Value Through Profit Or Loss Debt Instruments	37,965,000,000
Financial Assets Measured at Amortized Cost [Default Label]	137,112,000,000	135,081,000,000	50,776,000,000
Loans and Other Amounts with Credit Institutions	77,825,000,000	73,293,000,000	25,201,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	56,937,000,000	60,735,000,000	25,490,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	2,350,000,000	1,053,000,000	85,000,000
Interestearning Assets Total	180,109,000,000	194,707,000,000	70,306,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	21,891,000,000	18,955,000,000	55,313,000,000
InterestEarningAssetsFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	4,892,000,000	6,174,000,000	10,160,000,000
Short Positions	16,999,000,000	12,781,000,000	45,153,000,000
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCost	280,644,000,000	309,659,000,000	174,848,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	22,451,000,000	43,414,000,000	4,007,000,000
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCostCustomerDeposits	252,621,000,000	260,711,000,000	163,297,000,000
Bonds and securities	5,572,000,000	5,534,000,000	7,544,000,000
Debt Instruments Eligible to Capital
Interestbearing Liabilities Total	302,535,000,000	328,614,000,000	230,161,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result		54,053,000,000	439,000,000
[custom:InterestEarningAssetsFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultDebitInstruments-0]		54,053,000,000	439,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			15,636,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Debt Instruments			3,480,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Equity Instruments			1,164,000,000
[custom:InterestEarningAssetsFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivative-0]			10,992,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments			3,383,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments			72,000,000
Range 31to 180 Days [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income			153,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments			153,000,000
Financial assets measured at fair value in profit or loss for trading	5,565,000,000	4,205,000,000
Debt Instruments	3,909,000,000	858,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	2,000,000	1,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	1,654,000,000	3,346,000,000	6,698,000,000
Financial assets measured at fair value in other comprehensive income	4,045,000,000		3,625,000,000
Interestearning Assets Financial Assets Measured At Fair Value Through Profit Or Loss Debt Instruments	4,045,000,000
Financial Assets Measured at Amortized Cost [Default Label]	145,444,000,000	131,966,000,000	130,067,000,000
Loans and Other Amounts with Credit Institutions	900,000,000	1,479,000,000	39,879,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	138,981,000,000	128,631,000,000	88,071,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	5,563,000,000	1,856,000,000	2,117,000,000
Interestearning Assets Total	155,054,000,000	137,183,000,000	152,332,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	1,444,000,000	2,564,000,000	7,878,000,000
InterestEarningAssetsFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	1,444,000,000	2,564,000,000	7,878,000,000
Short Positions
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCost	115,169,000,000	116,052,000,000	100,497,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	40,711,000,000	48,359,000,000	32,846,000,000
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCostCustomerDeposits	48,217,000,000	50,470,000,000	44,035,000,000
Bonds and securities	26,241,000,000	17,223,000,000	23,616,000,000
Debt Instruments Eligible to Capital
Interestbearing Liabilities Total	116,613,000,000	118,616,000,000	108,375,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result		1,012,000,000
[custom:InterestEarningAssetsFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultDebitInstruments-0]		1,012,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			18,487,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Debt Instruments			11,789,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Equity Instruments
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments			3,625,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
181 to 365 days [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income			50,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments			50,000,000
Financial assets measured at fair value in profit or loss for trading	3,054,000,000	5,128,000,000
Debt Instruments	2,159,000,000	2,358,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	3,000,000	8,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	892,000,000	2,762,000,000	1,717,000,000
Financial assets measured at fair value in other comprehensive income	1,579,000,000		12,177,000,000
Interestearning Assets Financial Assets Measured At Fair Value Through Profit Or Loss Debt Instruments	1,579,000,000
Financial Assets Measured at Amortized Cost [Default Label]	91,631,000,000	96,793,000,000	55,339,000,000
Loans and Other Amounts with Credit Institutions	1,878,000,000	2,255,000,000	2,765,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	82,676,000,000	71,041,000,000	50,829,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	7,077,000,000	23,497,000,000	1,745,000,000
Interestearning Assets Total	96,264,000,000	106,700,000,000	72,433,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	1,552,000,000	2,191,000,000	2,088,000,000
InterestEarningAssetsFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	1,552,000,000	2,191,000,000	2,088,000,000
Short Positions
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCost	116,122,000,000	108,718,000,000	91,433,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	18,007,000,000	27,340,000,000	22,603,000,000
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCostCustomerDeposits	75,869,000,000	70,403,000,000	61,293,000,000
Bonds and securities	22,246,000,000	10,975,000,000	7,537,000,000
Debt Instruments Eligible to Capital
Interestbearing Liabilities Total	117,674,000,000	110,909,000,000	93,521,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result		4,779,000,000
[custom:InterestEarningAssetsFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultDebitInstruments-0]		4,779,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			4,867,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Debt Instruments			3,150,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Equity Instruments
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments			12,177,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
One To Fiveyears [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income			250,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments			250,000,000
Financial assets measured at fair value in profit or loss for trading	26,272,000,000	17,846,000,000
Debt Instruments	16,270,000,000	10,267,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	25,000,000	11,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	9,977,000,000	7,568,000,000	9,804,000,000
Financial assets measured at fair value in other comprehensive income	39,131,000,000		63,651,000,000
Interestearning Assets Financial Assets Measured At Fair Value Through Profit Or Loss Debt Instruments	39,131,000,000
Financial Assets Measured at Amortized Cost [Default Label]	201,562,000,000	178,655,000,000	152,437,000,000
Loans and Other Amounts with Credit Institutions	1,989,000,000	2,616,000,000	3,799,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	171,664,000,000	158,933,000,000	134,805,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	27,909,000,000	17,106,000,000	13,833,000,000
Interestearning Assets Total	266,965,000,000	255,768,000,000	273,429,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	8,425,000,000	11,196,000,000	12,629,000,000
InterestEarningAssetsFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	8,425,000,000	11,196,000,000	12,629,000,000
Short Positions
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCost	183,013,000,000	180,572,000,000	131,590,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	8,710,000,000	11,415,000,000	7,891,000,000
InterestEarningAssetsFinancialLiabilitiesAtAmortizedCostCustomerDeposits	125,473,000,000	110,290,000,000	98,867,000,000
Bonds and securities	48,830,000,000	58,867,000,000	24,832,000,000
Debt Instruments Eligible to Capital
Interestbearing Liabilities Total	R$ 191,438,000,000	191,768,000,000	144,219,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result		59,267,000,000
[custom:InterestEarningAssetsFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultDebitInstruments-0]		R$ 59,267,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			57,091,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Debt Instruments			47,287,000,000
Interestearning Assets Other Financial Assets At Fair Value Through Profit Or Loss Equity Instruments
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments			63,651,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments